Other liabilities - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2023	Jul. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Value added tax	€ 4,504		€ 3,545
Due within one year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expected recognition of service contract liability	1,015
2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expected recognition of service contract liability	767
2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expected recognition of service contract liability	588
Thereafter
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expected recognition of service contract liability	€ 598
Brazilian Tax Jurisdiction
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Value added tax		€ 51